Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Net unrealized change on equity investments, net of tax $nil, $nil, $nil and $nil	$ 0	$ 0	$ 0	$ 0
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax ($3), $3, ($6) and $3	(3)	3	(6)	3
Realized losses on derivatives designated as cash flow hedges, net of tax $nil, ($2), $nil and ($2)	0	(2)	0	(2)
Actuarial gain (loss) on post employment benefit obligations, net of tax $nil, $nil, $nil and $nil	0	0	0	0
Currency translation adjustments, net of tax $nil, $nil, $nil and $nil	$ 0	$ 0	$ 0	$ 0